Parenthetical Information Regulatory Capital (Detail: Text Values)	12 Months Ended
	Dec. 31, 2017 EUR (€) shares	Dec. 31, 2016 EUR (€) shares	Dec. 31, 2017 USD ($) shares
Parenthetical Information Regulatory Capita [Abstract]
Recognition cap	50.00%		50.00%
Cap decrease per year	10.00%
Buy-back of shares (in million shares) [Abstract]
Approval from the Annual General Meeting (AGM) | shares	206,700,000	137,900,000	206,700,000
Thereof: can be purchased by using derivatives | shares	103,300,000	69,000,000	103,300,000
Buy-back of shares AGM | shares	14,100,000	14,800,000
Thereof: through exercise of call options | shares		200,000
Number of shares held in Treasury from buybacks as of 2017 AGM | shares	1,200,000		1,200,000
Purchase of call options on Deutsche Bank shares under the 2016 AGM authorization to hedge the risk of a rising share price | shares	27,500,000
Included: derivatives with a maturity exceeding 18 months | shares	41,300,000		41,300,000
Number of shares held in Treasury from buybacks as of December 31, 2017 | shares	200,000	0	200,000
Capital increase [Abstract]
Increase of number of common shares of Deutsche Bank AG in million shares | shares	687,500,000
Number of common shares of Deutsche Bank AG before capital increase in million shares | shares	1,379,300,000		1,379,300,000
Number of common shares of Deutsche Bank AG after capital increase in million shares | shares	2,066,800,000		2,066,800,000
Gross proceeds	€ 8,000,000,000
Net proceeds	7,900,000,000
Authorized capital available to the Management Board	€ 2,560,000,000
Authorized capital available to the Management Board in million shares | shares	1,000,000,000		1,000,000,000
Conditional capital against cash	€ 512,000,000
Conditional capital against cash in million shares | shares	200,000,000		200,000,000
Additional conditional capital for equity compensation	€ 51,200,000
Additional conditional capital for equity compensation in million shares | shares	20,000,000		20,000,000
Hybrid Tier 1 capital instruments [Abstract]
Reduction at the beginning of each financial year (phase out)	10.00%
Reduction at the beginning of each financial year (phase out)	€ 1,300,000,000
Eligible Additional Tier1 instruments	8,600,000,000
Thereof: newly issued AT1 Notes	4,600,000,000
Thereof: legacy Hybrid Tier 1 instruments recognizable during the transition period	3,900,000,000
Notional amount of called legacy Hybrid Tier 1 instrument	500,000,000
Eligible equivalent amount of called legacy Hybrid Tier 1 instrument	500,000,000
Notional amount of called legacy Hybrid Tier 1 instrument in billion U.S. Dollar | $			$ 300,000,000
Notional amount of called legacy Hybrid Tier 1 instrument effective as of February 20, 2018 in billion U.S. Dollar | $			2,000,000,000
Eligible equivalent amount of called legacy Hybrid Tier 1 instrument effective as of February 20, 2018	1,600,000,000
Legacy Hybrid Tier 1 instruments still be recognized as Tier 2 capital under the fully loaded CRR/CRD 4 rules	3,900,000,000
Additional Tier 1 instruments recognized under fully loaded CRR/CRD 4 rules	4,600,000,000
Tier 2 capital instruments [Abstract]
On December 1, 2017 issued fixed rate subordinated Tier 2 notes, aggregate amount in billion U.S. Dollar | $			1,000,000,000
Denomination of issued fixed rate subordinated Tier 2 notes in U.S. Dollar | $			$ 200,000
Total Tier 2 capital instruments recognized during the transition period under CRR/CRD 4	6,400,000,000
Gross notional value of Tier 2 capital instruments	8,300,000,000
Tier 2 instruments recognized under fully loaded CRR/CRD 4 rules	10,300,000,000
Other regulatory adjustments under CRR/CRD 4	485,000,000	€ 971,000,000
Including: additional capital deduction effective from October 2016 onwards based on a notification by the ECB pursuant to Article 16(1)(c), 16(2)(b) and (j) of Regulation (EU) No 1024/2013	300,000,000	300,000,000
Including: additional filter for funds for home loans and savings protection	€ 19,000,000	€ 19,000,000